Schedule of Maturities of Lease Liabilities (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Leases
2026/Remainder of 2026	¥ 2,418	¥ 4,618
2027	1,462	1,017
2028	293
2029	8
Total remaining undiscounted lease payments	4,181	5,635
Less: interest	(67)	(107)
Total present value of operating lease liabilities	4,114	5,528
Less: short-term operating lease liabilities	(3,510)	(4,727)
Long-term operating lease liabilities	¥ 604	¥ 801